CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)	1 Months Ended
	Jun. 19, 2017	Apr. 30, 2017	Jun. 30, 2011	Oct. 31, 2017	Apr. 30, 2016	Jan. 06, 2012	Dec. 31, 2011
Conversion price per share							$ 1.25
Convertible preferred stock, currently in default		$ 137,500			$ 137,500
Accrued interest payable		$ 350,539			$ 281,789
Preferred Stock [Member]
Extinguishment of principal amount	$ 137,500
Extinguishment of accrued dividends	359,957
Extinguishment of derivative liabilities	$ 4,571
Common Class A [Member]
Share issued, Shares	24,750,000
Shares issued for preferred stock settlement, shares	11,250,000
Shares issued for preferred stock settlement, amount	$ 91,125
Convertible Preferred Stock [Member]
Share issued, Shares			360,000
Shares issued, Amount			$ 360,000
Conversion price per share						$ 0.10475
Preferred Stock dividend rate		25.00%	25.00%
Preferred stock and accrued dividends converted into common stock, amount						$ 312,500
Preferred stock and accrued dividends converted into common stock						2,983,293
Warrant issued			360,000
Common stock exercise price per share			$ 0.60
Preferred stock redemption date		Dec. 31, 2011
Convertible Preferred Stock [Member] | Two Unrelated Parties [Member]
Preferred stock value		$ 137,500
Accrued dividends payable		$ 350,539